Note 2 - Summary of Significant Accounting Policies and Basis of Presentation - Restatement (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrant liabilities	$ 1,963,785	$ 101,525
Total liabilities	3,296,528	6,814,030
Additional paid-in capital	63,774,920	18,644,683
Total stockholders’ equity (deficit)	5,465,750	$ (6,811,430)	$ (5,964,598)
Previously Reported [Member]
Warrant liabilities
Total liabilities	1,332,743
Additional paid-in capital	65,738,705
Total stockholders’ equity (deficit)	$ 7,429,535